Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of all stock option activity at and for the three months ended June 30, 2017 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2016	173,750		$9.24
Options granted	145,000	(1)	4.74
Options exercised	(9,260)		5.40
Options canceled	-		-
Outstanding at June 30, 2017	309,490		$7.25

Exercisable at June 30, 2017	112,250		$10.76

(1) options granted under 2016 Plan;

A summary of all stock option activity at and for the years ended December 31, 2016 and 2015 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2014	16,667	(1)	$24.00
Options granted	27,500	(2)	69.60
Options exercised	-		-
Options canceled	(7,500	)(2)	120.00
Outstanding at December 31, 2015	36,667		$38.40
Options granted	142,500	(3)	5.49
Options exercised	-		-
Options canceled	(5,417	)(3)	108.69
Outstanding at December 31, 2016	173,750		$9.24

Exercisable at December 31, 2016	48,325		$14.31

(1) Non-Plan options.

(2) 27,500 options granted under 2015 Stock Incentive Plan; 7,500 non-plan options, which were subsequently canceled under an agreement with the holder.

(3) 142,500 options granted under 2016 Equity Incentive Plan; 5,417 options were canceled under the 2015 Stock Incentive Plan.

Schedule of Weighted-average Assumptions used in Black-Scholes Valuation Method

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the six months ended June 30, 2017:

Risk-free interest rate	1.56%
Expected term (in years)	6.96
Dividend yield	-
Expected volatility	75%

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the year ended December 31, 2016:

Risk-free interest rate	1.17%
Expected term (in years)	3.38
Dividend yield	-
Expected volatility	75%